Net (Loss) Income Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Net (Loss) Income Per Share [Abstract]
Schedule of Basic and Diluted Net (Loss) Income Per Share

The computation of basic and diluted net (loss) income per ordinary share is as follows:

	Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$

Net (loss) income from continuing operations	(473,345)	48,076	7,085
Less: Net loss attributable to the non-controlling interests	(4,406)	(207)	(31)
Net (loss) gain attributable to owners of the Company from continuing operations	(468,939)	48,283	7,116
Net gain from discontinued operations	3,230	—	—
Less: Net income attributable to the non-controlling interests	—	—	—
Net income attributable to the Company’s shareholders from discontinued operations	3,230	—	—
Weighted average number of ordinary shares outstanding- basic and diluted	274,525	5,920,686	5,920,686
Basic and diluted net (loss) income per ordinary share from continuing operations	(1,696.4)	8.2	1.2
Basic and diluted net (loss) income per ordinary share from discontinued operations	—	—	—